Revenue from contracts with customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):

	Three months ended September 30,
	2022	2021
Type of products or services
QCaaS	$1,346	$980
Professional services	347	306
Other revenue	2	21

Total revenue, net	$1,695	$1,307

Timing of revenue recognition
Revenue recognized over the time	$1,660	$1,247
Revenue recognized at a point in time	35	60

Total revenue, net	$1,695	$1,307

	Nine months ended September 30,
	2022	2021
Type of products or services
QCaaS	$3,905	$3,063
Professional services	812	736
Other revenue	61	54

Total revenue, net	$4,778	$3,853

Timing of revenue recognition
Revenue recognized over the time	$4,618	$3,773
Revenue recognized at a point in time	160	80

Total revenue, net	$4,778	$3,853

Accounts receivable, contract assets and liabilities, and changes in deferred revenue
The following table provides information about account receivable, contract assets and liabilities as of September 30, 2022 and December 31, 2021 (in thousands):

	September 30,	December 31,
	2022	2021
Contract assets:
Trade account receivable	$740	$421
Unbilled receivables, which are included in ‘Prepaid expenses and other current assets’	252	17

Total contract assets	992	438

Contract liabilities:
Deferred revenue, current	1,989	2,665
Deferred revenue, noncurrent	—	54
Customer deposit, which are included in ‘Accrued expenses and other current liabilities’	21	21

Total contract liabilities	$2,010	$2,740

Changes in deferred revenue from contracts with customers were as follows (in thousands):

	September 30,	December 31,
	2022	2021
Balance at beginning of period	$2,719	$4,713
Deferral of revenue	3,554	4,092
Recognition of deferred revenue	(4,284)	(6,086)

Balance at end of period	$1,989	$2,719

DWave System [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue
The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):

	Years ended December 31,
	2021	2020
Type of products or services
QCaaS	$4,424	$4,313
Professional services	1,786	426
Other revenue	69	421

Total revenue, net	$6,279	$5,160

Timing of revenue recognition
Revenue recognized over time	$6,090	$4,688
Revenue recognized at a point in time	189	472

Total revenue, net	$6,279	$5,160

Accounts receivable, contract assets and liabilities, and changes in deferred revenue
The following table provides information about account receivable, contract assets and liabilities as of December 31, 2021, and 2020 (in thousands):

	December 31,
	2021	2020
Contract assets:
Trade account receivable, net	$421	$590
Unbilled receivables, which are included in ‘Prepaid expenses and other current assets’	17	10

Total contract assets	438	600

Contract liabilities:
Deferred revenue, current	2,665	4,713
Deferred revenue, noncurrent	54	—
Customer deposit, which are included in ‘Accrued expenses and other current liabilities’	21	—

Total contract liabilities	2,740	4,713

Changes in deferred revenue from contracts with customers were as follows (in thousands):

	Years ended December 31,
	2021	2020
Balance at beginning of period	$4,713	$4,921
Deferral of revenue	4,092	4,513
Recognition of deferred revenue	(6,086)	(4,721)

Balance at the end of period	$2,719	$4,713